Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liabilities, Noncurrent	$ 3,181	$ 4,059
Designated As Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	0	0
Subtotal - Liabilities	7,847	7,046
Not Designated As Hedging Instrument
Derivatives not designated as hedging instruments
Subtotal - Assets	154	2,443
Subtotal - Liabilities	1,040	12,447
Total derivatives - Assets	154	2,443
Total derivatives - Liabilites	8,887	19,493
Current portion of financial instruments-Fair Value | Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	4,666	3,547
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	1,040	2,659
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Bunker Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	0	9,228
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Bunker Put Option
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	2,443
Derivative Liability, Current	0	0
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Bunker Call Option
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	28	0
Derivative Liability, Current	0	0
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion | Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	0
Derivative Liabilities, Noncurrent	3,181	3,499
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion | Not Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	0
Derivative Liabilities, Noncurrent	0	560
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion | Not Designated As Hedging Instrument | Bunker Call Option
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	126	0
Derivative Liabilities, Noncurrent	$ 0	$ 0